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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1997

Check here if Amendment [X]; Amendment Number:  3

  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
Address:          1 Lafayette Place
                  Greenwich, CT 06830

13F File Number:  28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             E.J. Bird
Title:            Vice President of General Partner
Phone:            (203) 861-4600

Signature, Place, and Date of Signing:

/s/ E.J. BIRD              Greenwich, CT                    August 14, 2000
------------------------   -----------------------------    ---------------
          [Signature]             [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             NONE
                                        -----------

Form 13F Information Table Entry Total:          48
                                        -----------

Form 13F Information Table Value Total: $ 1,036,517
                                        -----------
                                      (in thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------   -----------  --------  ---------------------  ----------  --------  --------------------
                                                         VALUE     SHRS OR   SH/   PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION MANAGERS   SOLE  SHARED  NONE
------------------------  --------------   -----------  --------  ---------  ----  -----  ---------- -------- --------------------
APL Ltd                           Common   00202M-10-7       126      4,151   SH           DEFINED                 4,151
APL Ltd                           Common   00202M-10-7     3,952    126,349   SH            SOLE                 126,349
Bandag Inc.                       Common   059815-10-0       349      7,113   SH           DEFINED                 7,113
Bandag Inc.                       Common   059815-10-0    10,589    216,112   SH            SOLE                 216,112
Citicorp *                        Common   173034-10-9     1,885     15,633   SH           DEFINED                15,633
Citicorp *                        Common   173034-10-9   189,501  1,571,806   SH            SOLE               1,571,806
Chrysler Corp.                    Common   171196-10-8     1,813     55,248   SH           DEFINED                55,248
Chrysler Corp.                    Common   171196-10-8    55,379  1,687,752   SH            SOLE               1,687,752
Dow Chemical  Co.                 Common   260543-10-3     3,298     37,853   SH           DEFINED                37,853
Dow Chemical  Co.                 Common   260543-10-3   100,742  1,156,295   SH            SOLE               1,156,295
General Mtrs Corp.                Common   370442-10-5     1,237     22,220   SH           DEFINED                22,220
General Mtrs Corp.                Common   370442-10-5    37,800    678,780   SH            SOLE                 678,780
Guess Inc.                        Common   401617-10-5       421     41,618   SH           DEFINED                41,618
Guess Inc.                        Common   401617-10-5    12,854  1,269,482   SH            SOLE               1,269,482
Harrah's Entmt Inc.               Common   413619-10-7       955     52,349   SH           DEFINED                52,349
Harrah's Entmt Inc.               Common   413619-10-7    29,158  1,597,651   SH            SOLE               1,597,651
International Business
  Machs*****                      Common   459200-10-1   103,240  1,144,722   SH           DEFINED             1,144,722
International Business
  Machs*****                      Common   459200-10-1   203,170  2,252,758   SH            SOLE               2,252,758
International Business Machs      Options  459200-90-1     2,725        586   SH   Calls   DEFINED                   586
International Business Machs      Options  459200-90-1    61,054     13,130   SH   Calls    SOLE                  13,130
Lone Star Inds. Inc.              Common   542290-40-8       360      7,953   SH           DEFINED                 7,953
Lone Star Inds. Inc.              Common   542290-40-8    11,009    242,947   SH            SOLE                 242,947
MCI Communications Corp.          Common   552673-10-5         7        190   SH           DEFINED                   190
MCI Communications Corp.          Common   552673-10-5       223      5,810   SH            SOLE                   5,810
McKesson Corp. **                 Common   581556-10-7       141      1,813   SH           DEFINED                 1,813
McKesson Corp. **                 Common   581556-10-7   149,135  1,924,323   SH            SOLE               1,924,323
NCR Corp.                         Common   62886E-10-8       583     19,595   SH           DEFINED                19,595
NCR Corp.                         Common   62886E-10-8    17,764    597,105   SH            SOLE                 597,105
PS Group Inc.                     Common   693624-10-8    15,428  1,198,270   SH            SOLE               1,198,270
Office Depot Inc.                 Common   676220-10-6     1,675    119,650   SH           DEFINED               119,650
Office Depot Inc.                 Common   676220-10-6    51,130  3,652,150   SH            SOLE               3,652,150
Office Depot Inc.                 Options  676220-90-6         5         59   SH   Calls   DEFINED                    59
Office Depot Inc.                 Options  676220-90-6       164      1,756   SH   Calls    SOLE                   1,756
RJR Nabisco Holding Corp.         Common   74960K-87-6       316      9,534   SH           DEFINED                 9,534
RJR Nabisco Holding Corp.         Common   74960K-87-6     9,622    290,466   SH            SOLE                 290,466
Southdown Inc.                    Common   841297-10-4        75      1,720   SH           DEFINED                 1,720
Southdown Inc.                    Common   841297-10-4     2,280     52,580   SH            SOLE                  52,580
Stanley Works                     Common   854616-10-9         9        232   SH           DEFINED                   232
Stanley Works                     Common   854616-10-9       275      6,868   SH            SOLE                   6,868
Toy Biz Inc.                      Common   892261-10-8        30      3,660   SH           DEFINED                 3,660
Toy Biz Inc.                      Common   892261-10-8       900    109,040   SH            SOLE                 109,040
UST Inc.                          Common   902911-10-6     1,275     45,936   SH           DEFINED                45,936
UST Inc.                          Common   902911-10-6    38,940  1,403,264   SH            SOLE               1,403,264
Wells Fargo & Co ***              Common   949740-10-4     7,632     28,320   SH           DEFINED                28,320
Wells Fargo & Co ***              Common   949740-10-4   301,514  1,118,791   SH            SOLE               1,118,791
Walters Industries Inc.****       Common   93317Q-10-5    12,994    775,759   SH           DEFINED               775,759
Waban Inc.                        Common   929394-10-4        53      1,642   SH           DEFINED                 1,642
Waban Inc.                        Common   929394-10-4     1,624     50,458   SH            SOLE                  50,458
* Short position in this security                       (131,930) (1,094,289)
** Short position in this security                      (144,855) (1,869,101)
*** Short position in this security                      (68,752)   (255,111)
**** Short position in this security                      (4,452)   (265,781)
***** Short position in this security                    (58,905)   (653,138)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL
INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE
SECURITIES AND EXCHANGE COMMISSION.


COLUMN TOTALS                              Grand Total 1,036,517
